Income tax - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax (expense) / income	$ (2,033)	$ (1,102)	$ (2,939)
Deferred tax (expense) / income	(4,946)	660	(47)
Total Income tax (expense) / income	$ (6,979)	$ (442)	$ (2,986)